Fair Value Measurements (The Carrying Value And Estimated Fair Value Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Continuing operations, Carrying Value	$ 91,792	$ 89,509
Discontinued operations, Carrying Value	31,719	43,312
Long-term Debt, Total	123,511	132,821
Continuing operations, Estimated Fair Value	92,768	93,816
Discontinued operations, Estimated Fair Value	32,444	45,343
Total Estimated Fair Value	$ 125,212	$ 139,159